Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 126	$ 59
Collateral held against impaired loans	82.00%	77.00%
Modified Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 214	$ 389
Gross carrying amount		$ 144